Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
13.	Subsequent Events:

On March 7, 2017, the Company agreed with Maritime Investors to further extend the maturity of the promissory note for one additional year, from January 2018 to January 2019, at same terms and at no additional cost to the Company.